Vanguard(R)Money Market Funds
Semiannual Report * February 28, 2002

Money Market

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund
Vanguard Admiral(TM) Treasury Money Market Fund

The Vanguard Group(R)

What You Can Control

As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.
     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.
     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.32% (or $13.20 per $1,000 in assets), according to data from Lipper Inc.
     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.
     Under our unique corporate structure, shareholders like you own the Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.


Contents
Letter from the Chairman   1
Report from the Adviser    5
Fund Profiles              7
Performance Summaries      9
Financial Statements      12

Summary
* Each of the Vanguard Money Market Funds outperformed its average competitor during the six months ended February 28, 2002.
* Money market returns for the period were low, but they compared favorably with the modest decline of the overall stock market. Among the major asset classes, bonds provided the best returns.
* As of February 28, money market yields were just a bit higher than inflation.

LETTER FROM THE CHAIRMAN
[PHOTO]
John J. Brennan


Fellow Shareholder,
Money market yields plunged during the six months ended February 28, 2002, as the Federal Reserve Board repeatedly lowered its target for short-term interest rates in an effort to stimulate economic growth. The drop in yields meant modest returns for the VANGUARD(R) MONEY MARKET FUNDS, but each of our funds did outperform its average competitor during the fiscal half-year.
     The table below presents the returns of our funds and their peers for the half-year and for the past 12 months. As you can see, each fund outpaced its average peer during both periods--principally because of our much-lower operating costs.
     We also show our funds' annualized yields as of February 28. Those yields were roughly 50% below their levels on August 31, 2001, the beginning of our 2002 fiscal year.
     The share price of each fund held steady at $1 throughout the half-year, as is expected but not guaranteed.

--------------------------------------------------------------------------------
Total Returns

                           Six Months Ended            Twelve Months Ended
                           February 28, 2002           February 28, 2002
                       -----------------------      ----------------------------
Money                                  Average                        Average
Market                  Vanguard     Competing       Vanguard       Competing
Fund                        Fund         Fund*           Fund           Fund*
--------------------------------------------------------------------------------
Prime
 Investor Shares            1.2%          0.9%           3.5%            2.8%
 (Yield**: 1.71%)
 Institutional Shares+
 (Yield**: 1.94%)           1.3           1.1            3.7             3.3
--------------------------------------------------------------------------------
Federal                     1.3%          0.9%           3.6%            2.8%
 (Yield**: 1.84%)
--------------------------------------------------------------------------------
Treasury                    1.2%          1.0%           3.3%            2.9%
 (Yield**: 1.52%)
--------------------------------------------------------------------------------
Admiral Treasury+           1.3%          1.0%           3.5%            2.9%
 (Yield**: 1.73%)
--------------------------------------------------------------------------------
*For the Prime and Federal funds, derived from data provided by Lipper Inc. For the Treasury and Admiral Treasury funds, data is provided by iMoneyNet, Inc. **SEC 7-day annualized yield as of February 28, 2002.
+Minimum initial investment for the Prime Money Market Fund Institutional Shares is $10 million; for the Admiral Treasury Money Market Fund, the minimum initial investment is $50,000.


FINANCIAL  MARKETS IN REVIEW
During the six months ended February 28, the Wilshire 5000 Total Market Index--the broadest measure of the U.S. stock market--returned -1.1%. Stocks rallied in the months following the September 11 terrorist attacks, but fell near the end of the period as corporate profits kept declining in the face of a global recession. In addition, the Enron accounting scandal raised concern about the integrity of corporate financial statements.
Among the market's large stocks as represented by the Russell 1000 Index, value-oriented shares--those trading at comparatively low prices relative to book value, earnings, and other financial measures--outpaced growth stocks, which trade at higher prices relative to such measures. Among smaller stocks, the pattern was the same. For the six months, small-cap value stocks, as represented by the Russell 2000 Value Index, returned 5.9%, making this category the market's best- performing sector. International stocks showed general weakness, with more resilience in growth than in value. Overall, international stock returns trailed those of U.S. stocks, in part because a strong dollar reduced the value of foreign assets for investors based in the United States.

--------------------------------------------------------------------------------
MARKET BAROMETER                                                   Total Returns
                                                 Periods Ended February 28, 2002
                                                 -------------------------------
                                                    Six         One         Five
                                                 Months        Year       Years*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index
 (Broad taxable market)                            3.0%        7.7%         7.7%
Lehman 10 Year Municipal Bond Index                2.0         6.6          6.4
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                          1.2         3.4          4.9
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                   -1.6%       -9.5%         8.4%
Russell 2000 Index (Small-caps)                    0.9         0.3          6.8
Wilshire 5000 Index (Entire market)               -1.1        -8.4          7.8
MSCI EAFE Index (International)                   -8.9       -19.5          0.2
--------------------------------------------------------------------------------
CPI
Consumer Price Index                               0.2%        1.1%         2.2%
--------------------------------------------------------------------------------
*Annualized.

     Bonds provided some shelter from the stock market decline. The Lehman Brothers Aggregate Bond Index--a broad measure of the taxable bond market--returned 3.0% for the six months. Within that period, returns were volatile. In the weeks after September 11, bond yields fell, sending prices--and returns--skyward, as investors sought safety in U.S. government securities. (Bond prices typically move in the opposite direction from interest rates.) Toward the end of the six months, most interest rates inched back up, depressing bond prices and leaving intermediate- and long-term bond yields more or less where they started.
     For  the  shortest-term  securities,  such  as  money  market  instruments, however, yields fell and stayed low because of the Fed's aggressive rate-cutting. The central bank cut short-term interest rates by a total of 1.75 percentage points during the six months (part of an overall reduction of 4.75 percentage points during calendar 2001). The yield of the 3-month Treasury bill--a good proxy for short-term interest rates--was cut almost in half by the Fed's actions and ended the period at 1.75%.

--------------------------------------------------------------------------------
The yield of the 3-month Treasury bill--a good proxy for short-term interest rates-- was cut almost in half by the Fed's rate cuts, ending the period at 1.75%.
--------------------------------------------------------------------------------

PERFORMANCE  REVIEW
For the fiscal half-year, the Prime Money Market Fund Investor Shares and the Treasury Money Market Fund returned 1.2%, while the Federal and Admiral(TM) Treasury Money Market Funds, as well as Prime

--------------------------------------------------------------------------------
CHANGES IN YIELDS
                                         SEC 7-Day Annualized Yield
                            ----------------------------------------------------
Vanguard Money Market Fund   February 28, 2002 August 31, 2001 February 28, 2001
--------------------------------------------------------------------------------
Prime
 Investor Shares                         1.71%           3.52%             5.63%
 Institutional Shares                    1.94            3.72              5.83
Federal                                  1.84            3.65              5.55
Treasury                                 1.52            3.37              5.19
Admiral Treasury                         1.73            3.55              5.37
--------------------------------------------------------------------------------

Money Market Fund Institutional Shares, returned 1.3%. These returns fully reflected the dramatic slide in short-term interest rates. The annualized 7-day yields of our funds as of February 28 were far lower--by 178 to 185 basis points--than at the start of our fiscal year on August 31. (And yields last summer were notably lower than they had been in February 2001.) On the bright side, our funds once again fulfilled their objective of providing income and liquidity while preserving the value of shareholders' principal.
     We're also pleased that our funds once again outpaced the average results of competing funds. Our margins of superiority during the half-year ranged from
0.2 percentage point to 0.4 percentage point. This performance edge is owed to the investment expertise of Vanguard's Fixed Income Group and to our cost advantage.

--------------------------------------------------------------------------------
The six-month returns of the four Vanguard Money Market Funds fully reflected the dramatic slide seen in short-term interest rates.
--------------------------------------------------------------------------------

     Costs do matter. The expense ratio--annualized operating costs as a percentage of average net assets--for the Investor Shares of Vanguard(R) Prime Money Market Fund is 0.33% (or $3.30 per $1,000 in assets). The average money market fund charges 0.89% (or $8.90 per $1,000 in assets), nearly three times as much, according to data from Lipper Inc. The difference in operating costs amounts to more than half a percentage point--and provides a nice head start in our ongoing effort to deliver superior returns to shareholders. This "Vanguard advantage" in costs over peer groups ranges from 0.29 percentage point (for the Institutional Shares of Prime Money Market Fund) to 0.60 percentage point (for the Admiral Treasury Money Market Fund).
     Money market investors should always keep an eye on the rate of inflation. The tendency for prices to rise over time--thereby eroding the purchasing power of a dollar--is strong. And inflation does not have to be high to have a corrosive effect on wealth. During the past six months, consumer prices rose just 0.2%. That means that the real (inflation-adjusted) returns of our funds during the period were in the range of 1.0% to 1.1%.

Short-term interest rates almost certainly will rise when economic growth accelerates. And when short-term rates climb, the yields of our funds will follow, albeit with a slight lag as our holdings mature and the proceeds are reinvested.

In Summary
Although the returns of money market funds during the six months ended February 28 were far from exciting, our funds did what they aim to do--preserve principal and provide results superior to those of our peer groups. We caution shareholders who may be tempted to change their investment mix in pursuit of higher returns. Investment returns, after all, are inextricably linked with risk. Alternative investments such as stocks and bonds typically provide higher long-term returns than money market funds, but they can be quite volatile over short or even extended periods. Most shareholders whose primary objective is preservation of capital or diversification should stay the course, knowing that money market yields will rise again.
     Thank you for entrusting your assets to us.

Sincerely,
John J. Brennan
Chairman and Chief Executive Officer

March 7, 2002

REPORT FROM THE ADVISER

The yields of the Vanguard Money Market Funds fell sharply during the six months ended February 28, 2002, as short-term interest rates plunged. In this environment, the Treasury Money Market Fund and the Investor Shares of the Prime Money Market Fund returned 1.2%, while the Federal and Admiral Treasury Money Market Funds, as well as the Institutional Shares of the Prime Money Market Fund, returned 1.3%.

THE INVESTMENT ENVIRONMENT
The Federal Reserve Board acted quickly to support the U.S. economy after the tragic events of September 11. The Fed temporarily pumped billions of dollars into the financial system (by buying Treasury securities and lending to commercial banks, among other things) in an effort to ensure liquidity and boost the confidence of investors. On September 17, the day the stock market reopened after a four-day closure, the central bank cut its target for the federal funds rate-- the interest rate that banks charge each other for overnight loans--by 50 basis points (0.50 percentage point). Three more rate reductions in October, November, and December lowered the fed funds rate to 1.75%, a level it had not seen in four decades.
     Yields on money market securities fell in line with the Fed's actions.

OUR INVESTMENT APPROACH
In anticipation of declining interest rates, we positioned the funds with slightly longer-than-normal maturities. This forestalled the inevitable decline in our funds' yields.
     During the past six months, the credit quality of a number of corporate borrowers declined. In Vanguard Prime Money Market Fund, we controlled credit risk by cutting back our stakes in lower-quality investments. Despite perceptions of increasing credit risk, yields on commercial paper and certificates of deposit were barely higher than those of government securities. The modesty of this risk premium was primarily due to a large increase in the supply of Treasury bills. At the same time, the supply of commercial paper declined dramatically. The upshot was that we were able to carry large government-securities holdings--increasing the credit quality of the fund--with little cost in the form of forgone income.

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

The funds reflect a belief that the highest level of current income consistent with capital preservation and liquidity can be provided by holding high-quality money market instruments issued by financial institutions, nonfinancial corporations, the U.S. government, and federal agencies.
--------------------------------------------------------------------------------

     Many money market investors have been wondering when the income from their funds will rise again. The best answer we can provide is that yields will rise when economic growth resumes in earnest. In the meantime--more precisely, at all times--you benefit from Vanguard's low operating costs. They ensure that you receive the vast majority of the income paid by your fund's holdings.

Ian A. MacKinnon, Managing  Director
Robert F. Auwaerter, Principal
John  Hollyer, Principal
David R. Glocke, Principal Vanguard Fixed Income Group

March 13, 2002

FUND PROFILE                                             As of February 28, 2002
  for Prime Money Market Fund

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 8.

---------------------------------------
FINANCIAL ATTRIBUTES

Yield
 Investor Shares                 1.7%
 Institutional Shares            1.9%
Average Maturity              55 days
Average Quality Aaa
Expense Ratio
 Investor Shares               0.33%*
 Institutional Shares          0.12%*
---------------------------------------

------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury/Agency                           32.8%
Aaa                                       21.0
Aa                                        42.9
A                                          3.3
Baa                                        0.0
Ba                                         0.0
B                                          0.0
Not Rated                                  0.0
------------------------------------------------
Total 100.0%
------------------------------------------------


----------------------------------------
DISTRIBUTION BY ISSUER (% of portfolio)

Certificates of Deposit           27.0%
Commercial Paper                  34.0
Treasury/Agency                   32.8
Other                              6.2
----------------------------------------
Total 100.0%
----------------------------------------


FUND PROFILE                                             As of February 28, 2002
  for Federal Money Market Fund

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 8.

-----------------------------
FINANCIAL ATTRIBUTES

Yield                   1.8%
Average Maturity     59 days
Average Quality       Agency
Expense Ratio         0.33%*
-----------------------------

------------------------------------------------
Distribution by Credit Quality (% of portfolio)

Treasury/Agency                          100.0%
------------------------------------------------

*Annualized.

Visit our website
www.vanguard.com
for  regularly  updated
fund  information.
[COMPUTER GRAPHIC]

FUND PROFILE                                             As of February 28, 2002
  for Treasury Money Market Fund

This Profile provides a snapshot of the fund's characteristics. Key terms are defined below.

--------------------------------
Financial Attributes

Yield                      1.5%
Average Maturity        68 days
Average Quality        Treasury
Expense Ratio            0.33%*
--------------------------------


-----------------------------------------------
Distribution by Credit Quality (% of portfolio)

Treasury 100.0%
-----------------------------------------------

*Annualized.


FUND PROFILE                                             As of February 28, 2002
  for Admiral Treasury Money Market Fund

This Profile provides a snapshot of the fund's characteristics. Key terms are defined below.

---------------------------------
Financial Attributes

Yield                        1.7%
Average Maturity          66 days
Average Quality          Treasury
Expense Ratio              0.15%*
---------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury 100.0%
-----------------------------------------------

*Annualized.


GLOSSARY OF INVESTMENT TERMS

Average Maturity. The average length of time until securities held by a fund reach maturity and are repaid.
--------------------------------------------------------------------------------
Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
Yield. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past seven days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                    As of February 28, 2002

All of the data on this page and the following pages represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


PRIME MONEY MARKET FUND INVESTOR SHARES
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) August 31, 1991-February 28, 2002

            Prime Money Market Fund                Average
              Investor Shares                       Fund*
Fiscal            Total                             Total
Year             Return                             Return
--------------------------------------------------------------------------------
1992              4.5%                               4.0%
1993              3.1                                2.6
1994              3.4                                3.0
1995              5.6                                5.1
1996              5.4                                4.9
1997              5.4                                4.8
--------------------------------------------------------------------------------
            Prime Money Market Fund                Average
               Investor Shares                      Fund*
Fiscal             Total                            Total
Year              Return                           Return
--------------------------------------------------------------------------------
1998               5.5%                              4.9%
1999               5.0                               4.4
2000               5.9                               5.3
2001               5.4                               4.8
2002**             1.2                               0.9
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (2/28/2002): 1.71%
--------------------------------------------------------------------------------
*Average Money Market Fund; derived from data provided by Lipper Inc.
**Six months ended February 28, 2002.
Note: See Financial Highlights tables on pages 30 and 31 for dividend information.

------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2001

This table  presents  average annual total returns  through the latest  calendar quarter--rather than through  the end of the  fiscal  period.  Securities  and Exchange Commission rules require that we provide this information.

                                                                                   Ten Years
                                                          One     Five  ------------------------------
                                         Inception Date  Year    Years  Capital      Income      Total
------------------------------------------------------------------------------------------------------
Prime Money Market Fund Investor Shares        6/4/1975 4.17%    5.25%    0.00%       4.82%      4.82%
Prime Money Market Fund Institutional Shares* 10/3/1989 4.37     5.44     0.00        5.00       5.00
------------------------------------------------------------------------------------------------------
*Prior to October 28, 1995, total returns are for Vanguard  Institutional  Money Market Portfolio.

Federal Money Market Fund
--------------------------------------------------------------------------------
Total Investment Returns (%) August 31, 1991-February 28, 2002

               Federal                Average
            Money Market Fund          Fund*
Fiscal         Total                  Total
Year           Return                 Return
1992            4.4%                   4.0%
1993            3.0                    2.6
1994            3.4                    2.9
1995            5.6                    5.0
1996            5.4                    4.9
1997            5.3                    4.8
--------------------------------------------------------------------------------
               Federal                Average
           Money Market Fund           Fund*
Fiscal          Total                  Total
Year           Return                 Return
1998            5.4%                   5.0%
1999            4.9                    4.4
2000            5.8                    5.3
2001            5.4                    4.8
2002**          1.3                    0.9
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (2/28/2002): 1.84%
--------------------------------------------------------------------------------
*Average Government Money Market Fund; derived from data provided by Lipper Inc. **Six months ended February 28, 2002.
Note: See Financial Highlights table on page 32 for dividend information.



Treasury Money Market Fund
--------------------------------------------------------------------------------
Total Investment Returns (%) August 31, 1991-February 28, 2002

              Treasury                Average
            Money Market Fund*         Fund**
Fiscal         Total                   Total
Year           Return                 Return
1992            4.2%                   4.1%
1993            2.9                    2.7
1994            3.2                    2.9
1995            5.3                    5.0
1996            5.2                    4.8
1997            5.1                    4.8
--------------------------------------------------------------------------------
              Treasury                Average
            Money Market Fund*         Fund**
Fiscal          Total                  Total
Year           Return                 Return
1998            5.1%                   4.8%
1999            4.5                    4.2
2000            5.4                    5.0
2001            5.1                    4.7
2002+           1.2                    1.0
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (2/28/2002): 1.52%
--------------------------------------------------------------------------------
*Prior to December 2, 1996, known as the U.S. Treasury Portfolio.
**iMoneyNet Money Fund Report's Average 100% Treasury Fund.
+Six months ended February 28, 2002.
Note: See Financial Highlights table on page 33 for dividend information.

------------------------------------------------------------------------------------------------------
Average Annual Total Returns for periods ended December 31, 2001

This table  presents  average annual total returns  through the latest  calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                                   Ten Years
                                                          One     Five  ------------------------------
                                         Inception Date  Year    Years  Capital      Income      Total
------------------------------------------------------------------------------------------------------
Federal Money Market Fund                     7/13/1981  4.22%   5.20%    0.00%       4.77%      4.77%
Treasury Money Market Fund*                    3/9/1983  3.99    4.89     0.00        4.52       4.52
------------------------------------------------------------------------------------------------------
*Prior to December 2, 1996, known as the U.S. Treasury Portfolio.

Admiral Treasury Money Market Fund
--------------------------------------------------------------------------------
Total Investment Returns (%) December 14, 1992-February 28, 2002

            Admiral Treasury             Average
            Money Market Fund             Fund*
Fiscal          Total                     Total
Year           Return                    Return
1993             2.1%                     1.9%
1994             3.4                      2.9
1995             5.4                      5.0
1996             5.3                      4.8
1997             5.3                      4.8
--------------------------------------------------------------------------------
          Admiral Treasury              Average
          Money Market Fund              Fund*
Fiscal         Total                     Total
Year          Return                    Return
1998            5.3%                     4.8%
1999            4.7                      4.2
2000            5.5                      5.0
2001            5.3                      4.7
2002**          1.3                      1.0
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (2/28/2002): 1.73%
--------------------------------------------------------------------------------
*iMoneyNet Money Fund Report's Average 100% Treasury Fund.
**Six months ended February 28, 2002.
Note: See Financial Highlights table on page 34 for dividend information.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.
                                                              Since Inception
                                               One  Five  ----------------------
                               Inception Date Year Years  Capital  Income  Total
--------------------------------------------------------------------------------
Admiral Treasury Money Market Fund 12/14/1992 4.16% 5.07%   0.00%   4.80%  4.80%
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
  February 28, 2002 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings on the last day of the reporting period, including each security's maturity date, coupon rate or yield to maturity at the time of purchase, and statement-date market value. Securities are grouped and subtotaled by type of instrument (U.S. government obligations, commercial paper, certificates of deposit, etc.). Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value
(NAV) Per Share. Each fund's objective is to maintain a constant NAV of $1.00 per share.
     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Virtually the entire amount of net assets consists of Paid-in Capital (money invested by shareholders). Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day, and Accumulated Realized Gains (Losses) are very small because the fund seldom realizes any significant gains or losses on sales of securities.

--------------------------------------------------------------------------------------------------------------------
                                                                                                Face         Market
                                                                         Maturity             Amount         Value*
Prime Money Market Fund                                      Yield**         Date              (000)          (000)
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (32.8%)
--------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank                                       5.25%     5/1/2002           $ 22,600         22,713
Federal Farm Credit Bank                                      6.875%     5/1/2002             14,800         14,914
Federal Home Loan Bank                                        1.576%    4/17/2002            100,109         99,904
Federal Home Loan Bank                                        1.661%    4/15/2002(1)         900,000        899,617
Federal Home Loan Bank                                        1.697%     3/3/2002(1)       1,445,000      1,444,406
Federal Home Loan Bank                                         1.72%    3/13/2002(1)       1,000,000        999,792
Federal Home Loan Bank                                         1.73%    3/20/2002(1)         840,000        839,693
Federal Home Loan Bank                                         1.76%    5/19/2002(1)         895,000        894,662
Federal Home Loan Bank                                         3.22%     3/8/2002             50,000         49,969
Federal Home Loan Bank                                         4.00%     6/6/2002             20,000         19,999
Federal Home Loan Bank                                        4.375%    3/28/2002             48,245         48,243
Federal Home Loan Bank                                         6.75%     5/1/2002             45,435         45,776
Federal Home Loan Bank                                        6.875%    7/18/2002            224,500        226,925
Federal Home Loan Mortgage Corp.                              1.576%    4/18/2002             46,667         46,569
Federal Home Loan Mortgage Corp.                              1.606%    4/11/2002             17,889         17,856
Federal Home Loan Mortgage Corp.                               1.78%    6/19/2002            198,500        197,429
Federal Home Loan Mortgage Corp.                              1.798%    6/26/2002            500,000        497,107
Federal Home Loan Mortgage Corp.                              1.837%    6/20/2002            400,000        397,755
Federal Home Loan Mortgage Corp.                              3.219%     3/4/2002            100,000         99,974
Federal Home Loan Mortgage Corp.                        4.057-4.068%    5/23/2002            124,047        122,931
Federal Home Loan Mortgage Corp.                              4.068%     5/1/2002            108,500        107,779
Federal Home Loan Mortgage Corp.                         4.386-4.56%    3/28/2002            301,112        300,153
Federal Home Loan Mortgage Corp.                               5.50%    5/15/2002             59,930         60,330
Federal Home Loan Mortgage Corp.                              6.625%    8/15/2002             19,500         19,917
Federal National Mortgage Assn.                               1.586%    4/17/2002          1,000,000        997,937
Federal National Mortgage Assn.                                1.63%    4/27/2002(1)         800,000        799,571
Federal National Mortgage Assn.                               1.664%    4/14/2002(1)         160,000        159,929
Federal National Mortgage Assn.                                1.69%    3/16/2002(1)         500,000        499,868
Federal National Mortgage Assn.                                1.70%    4/30/2002(1)       1,000,000        999,740
Federal National Mortgage Assn.                               1.703%     5/2/2002(1)         940,000        939,154
Federal National Mortgage Assn.                         1.725-1.857%    6/13/2002            607,796        604,689

12

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
--------------------------------------------------------------------------------------------------------------------
                                                                                                Face         Market
                                                                         Maturity             Amount         Value*
                                                             Yield**         Date              (000)          (000)
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                               1.735%     5/6/2002            700,000        699,798
Federal National Mortgage Assn.                                1.74%     3/4/2002(1)         324,000        323,910
Federal National Mortgage Assn.                               1.775%     6/6/2002            195,000        194,075
Federal National Mortgage Assn.                               1.785%     7/3/2002             97,364         96,770
Federal National Mortgage Assn.                               1.786%    7/10/2002            400,000        397,424
Federal National Mortgage Assn.                         1.958-1.969%     5/9/2002            615,320        613,030
Federal National Mortgage Assn.                               1.969%    5/16/2002            147,486        146,879
Federal National Mortgage Assn.                         4.055-4.065%    5/17/2002            330,081        327,326
Federal National Mortgage Assn.                               4.062%    5/10/2002            100,000         99,240
Federal National Mortgage Assn.                               4.068%     5/3/2002            100,973        100,280
Federal National Mortgage Assn.                          3.22-4.409%     3/8/2002            521,287        520,946
Federal National Mortgage Assn.                                4.56%    3/22/2002            150,000        149,619
Federal National Mortgage Assn.                               6.625%    4/15/2002             68,505         68,918
Federal National Mortgage Assn.                                6.75%    8/15/2002             42,900         43,842
Federal National Mortgage Assn.                                6.80%     4/8/2002             42,280         42,490
U.S. Treasury Bill                                      1.766-1.771%    6/13/2002            822,993        818,827
U.S. Treasury Inflation-Indexed Note                          3.625%    7/15/2002            827,483        833,635
--------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $17,952,310) 17,952,310
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (34.0%)
--------------------------------------------------------------------------------------------------------------------
Bank Holding Companies (1.8%)
Citicorp                                                      1.792%    3/18/2002            250,000        249,789
Citicorp                                                      1.793%     4/4/2002             50,000         49,915
Citicorp                                                      1.815%    4/25/2002            200,000        199,447
J.P. Morgan Chase & Co.                                       1.825%     4/1/2002            200,000        199,687
J.P. Morgan Chase & Co.                                       1.829%     4/3/2002            300,000        299,500
                                                                                                     ---------------
                                                                                                            998,338
                                                                                                     ---------------
Finance--Auto (4.2%)
FCAR Owner Trust                                              1.802%     3/6/2002            115,000        114,971
FCAR Owner Trust                                              1.803%     4/3/2002            100,000         99,835
FCAR Owner Trust                                              1.815%     4/4/2002            150,000        149,744
FCAR Owner Trust                                              1.828%    3/18/2002            100,000         99,914
FCAR Owner Trust                                              1.828%    3/21/2002            200,000        199,798
FCAR Owner Trust                                               2.20%    3/25/2002             36,800         36,746
FCAR Owner Trust                                              3.292%     3/7/2002            297,456        297,323
New Center Asset Trust                                        1.802%    3/11/2002             50,000         49,975
New Center Asset Trust                                        1.805%     3/4/2002            100,000         99,985
New Center Asset Trust                                        1.828%    3/18/2002            200,000        199,828
New Center Asset Trust                                        1.828%    3/19/2002            100,000         99,909
New Center Asset Trust                                        1.828%    5/20/2002            200,000        199,191
New Center Asset Trust                                        1.838%     5/6/2002            128,000        127,571
New Center Asset Trust                                        2.291%     3/7/2002             75,000         74,972
New Center Asset Trust                                        2.362%     3/8/2002            150,000        149,932
Toyota Motor Credit                                           1.782%    3/19/2002            150,000        149,867
Toyota Motor Credit                                           1.782%    3/20/2002            150,000        149,859
--------------------------------------------------------------------------------------------------------------------
                                                                                                          2,299,420
--------------------------------------------------------------------------------------------------------------------
Finance--Other (12.4%)
Asset Securitization Cooperative Corp.                        1.802%     3/7/2002            100,000         99,970
Asset Securitization Cooperative Corp.                        1.803%    3/11/2002            413,000        412,794
Centric Capital Corp.                                         1.802%    3/18/2002             55,000         54,953
Centric Capital Corp.                                         1.802%    3/22/2002             56,475         56,416
Centric Capital Corp.                                         1.802%    3/25/2002             38,800         38,753

13
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
--------------------------------------------------------------------------------------------------------------------
                                                                                                Face         Market
                                                                         Maturity             Amount         Value*
Prime Money Market Fund                                      Yield**         Date              (000)          (000)
--------------------------------------------------------------------------------------------------------------------
Centric Capital Corp.                                         1.803%    3/29/2002             40,000         39,944
Centric Capital Corp.                                          1.81%     3/5/2002             30,000         29,994
Centric Capital Corp.                                         1.811%    3/11/2002            105,945        105,892
Centric Capital Corp.                                         1.812%    3/19/2002             48,300         48,256
Centric Capital Corp.                                         1.828%    5/28/2002             30,000         29,867
Corporate Asset Funding Corp.                                 1.797%    4/18/2002            100,000         99,761
Corporate Asset Funding Corp.                                 1.805%     4/8/2002            100,000         99,810
Corporate Asset Funding Corp.                                 1.813%     4/4/2002            100,000         99,829
Corporate Asset Funding Corp.                                 1.813%     4/9/2002             75,000         74,853
Corporate Asset Funding Corp.                                 1.824%    3/20/2002             75,000         74,928
Corporate Receivables Corp.                                   1.744%     3/6/2002            100,000         99,976
Corporate Receivables Corp.                                   1.804%     4/2/2002             50,000         49,920
Delaware Funding                                              1.802%     3/4/2002             50,073         50,065
Delaware Funding                                              1.802%    3/11/2002             33,252         33,235
Delaware Funding                                              1.802%    3/15/2002            237,550        237,384
Delaware Funding                                              2.075%    3/28/2002             49,308         49,232
Enterprise Funding Corp.                                      1.763%     3/8/2002             25,053         25,044
Enterprise Funding Corp.                                      1.764%    3/14/2002             36,219         36,196
Enterprise Funding Corp.                                       1.80%     3/1/2002            126,917        126,917
Enterprise Funding Corp.                                      1.802%     3/6/2002             29,355         29,348
Enterprise Funding Corp.                                      1.802%    3/15/2002            254,262        254,083
Enterprise Funding Corp.                                      1.806%    4/12/2002             49,997         49,892
General Electric Capital Corp.                                1.938%    8/27/2002            200,000        198,091
General Electric Capital Corp.                                2.051%     6/4/2002             34,900         34,713
General Electric Capital Corp.                                2.052%    6/10/2002             20,000         19,886
General Electric Capital Corp.                                2.102%    5/20/2002            200,000        199,076
General Electric Capital Corp.                                2.102%    5/21/2002            200,000        199,064
General Electric Capital Corp.                                2.429%     4/4/2002            200,000        199,547
General Electric Capital Corp.                                2.459%    3/26/2002            200,000        199,663
General Electric Capital Corp.                                3.409%    3/18/2002            146,370        146,201
General Electric Capital Corp.                                3.437%     3/4/2002            250,000        249,930
General Electric Capital Corp.                                3.438%     3/5/2002            250,000        249,906
General Electric Capital Corp.                                 7.00%     3/1/2002            162,785        162,785
General Electric Capital International Funding Co.             2.49%    3/26/2002            347,300        346,707
Intrepid Funding Master Trust                                 1.645%     4/3/2002            142,522        142,308
Intrepid Funding Master Trust                                 1.655%    3/28/2002             23,080         23,051
Intrepid Funding Master Trust                                 1.756%    3/27/2002            181,678        181,448
Intrepid Funding Master Trust                                 1.801%     3/6/2002             49,031         49,019
Intrepid Funding Master Trust                                 1.823%     4/8/2002             47,101         47,011
Intrepid Funding Master Trust                                 1.833%    4/10/2002            101,764        101,557
Old Line Funding Corp.                                        1.654%    3/15/2002             43,623         43,595
Old Line Funding Corp.                                        1.775%     3/7/2002             25,308         25,301
Old Line Funding Corp.                                         1.80%     3/1/2002             33,500         33,500
Old Line Funding Corp.                                        1.815%     4/5/2002             14,245         14,220
Old Line Funding Corp.                                        1.815%     4/8/2002             52,050         51,951
Old Line Funding Corp.                                        1.822%     3/8/2002             98,455         98,420
Old Line Funding Corp.                                        1.824%    3/19/2002             25,056         25,033
Old Line Funding Corp.                                        1.824%    4/12/2002             50,146         50,040
Preferred Receivables Funding Co.                             1.802%     3/4/2002             76,365         76,354
Preferred Receivables Funding Co.                             1.802%     3/5/2002            177,960        177,924
Preferred Receivables Funding Co.                             1.802%    3/25/2002             65,895         65,816
Preferred Receivables Funding Co.                             1.803%    3/19/2002            100,000         99,910
Private Export Funding Corp.                                  1.795%     6/7/2002             50,000         49,758

14
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
--------------------------------------------------------------------------------------------------------------------
                                                                                                Face         Market
                                                                         Maturity             Amount         Value*
                                                             Yield**         Date              (000)          (000)
--------------------------------------------------------------------------------------------------------------------
Private Export Funding Corp.                                  2.066%    4/11/2002             38,000         37,911
Private Export Funding Corp.                                  2.071%    5/22/2002              7,000          6,967
Private Export Funding Corp.                                  2.163%    4/22/2002             20,000         19,938
Private Export Funding Corp.                                  2.734%     3/5/2002             35,000         34,990
Three Rivers Funding                                          1.802%    3/20/2002            125,000        124,881
Three Rivers Funding                                          1.802%    3/22/2002             45,000         44,953
Variable Funding Capital Corp.                                1.775%     3/5/2002            200,000        199,961
Variable Funding Capital Corp.                                1.802%     3/7/2002            200,000        199,940
Variable Funding Capital Corp.                                1.812%    3/13/2002             42,079         42,054
Wells Fargo Financial, Inc.                                   1.793%     4/3/2002            100,000         99,836
                                                                                                     ---------------
                                                                                                          6,780,528
                                                                                                     ---------------
Foreign Banks (4.5%)
Abbey National North America                                   2.04%    5/16/2002             40,000         39,829
Bank of Nova Scotia                                           1.782%    3/14/2002            100,000         99,936
CBA (Delaware) Finance Inc.                                   1.782%     3/5/2002             40,000         39,992
CBA (Delaware) Finance Inc.                                   1.792%    3/20/2002            150,000        149,858
CBA (Delaware) Finance Inc.                                   1.793%     4/9/2002            200,000        199,612
CBA (Delaware) Finance Inc.                                   2.081%    5/20/2002             44,000         43,799
Dexia (Delaware) Bank LLC                                     1.792%    3/26/2002            200,000        199,751
Dexia (Delaware) Bank LLC                                     1.792%    3/27/2002            200,000        199,741
Dexia (Delaware) Bank LLC                                     1.794%     4/3/2002            104,000        103,829
Dexia (Delaware) Bank LLC                                     1.803%     4/2/2002            250,000        249,600
Dexia (Delaware) Bank LLC                                     1.938%     6/4/2002             75,000         74,620
ING (U.S.) Funding LLC                                        1.938%    7/24/2002            100,000         99,227
Landesbank Schleswig-Holstein                                 1.742%     4/9/2002            167,900        167,584
Landesbank Schleswig-Holstein                                 1.788%     4/8/2002            100,000         99,812
Landesbank Schleswig-Holstein                                 1.907%     6/3/2002             35,000         34,827
Landesbank Schleswig-Holstein                                 1.917%    5/28/2002             99,650         99,187
Landesbank Schleswig-Holstein                                 1.938%    7/29/2002            174,600        173,203
Landesbank Schleswig-Holstein                                  2.00%     6/6/2002             99,140         98,629
Landesbank Schleswig-Holstein                                 2.295%    4/10/2002             49,660         49,535
Landesbank Schleswig-Holstein                                  3.24%     3/6/2002             20,000         19,991
Westpac Capital Corp.                                         1.867%    6/11/2002            100,000         99,476
Westpac Trust Securities New Zealand Ltd.                     1.737%     4/9/2002             50,000         49,906
Westpac Trust Securities New Zealand Ltd.                     1.877%     7/8/2002             50,000         49,667
                                                                                                     ---------------
                                                                                                          2,441,611
                                                                                                     ---------------
Foreign Government (4.0%)
CDC Commercial Paper Corp.                                    1.606%    4/17/2002             50,000         49,896
CDC Commercial Paper Corp.                                    1.762%    3/13/2002            250,000        249,853
CDC Commercial Paper Corp.                                    1.762%    3/15/2002            250,000        249,829
CDC Commercial Paper Corp.                                    1.781%    3/21/2002            200,000        199,802
CDC Commercial Paper Corp.                                    1.782%    3/11/2002            250,000        249,876
CDC Commercial Paper Corp.                                    1.795%    4/18/2002            200,000        199,523
CDC Commercial Paper Corp.                                    1.797%     5/2/2002             50,000         49,846
CDC Commercial Paper Corp.                                    1.807%    5/17/2002            100,000         99,615
Canadian Wheat Board                                          1.807%     5/2/2002             19,500         19,440
Canadian Wheat Board                                          2.019%    5/14/2002             50,000         49,794
Canadian Wheat Board                                          2.019%    5/15/2002             50,000         49,792
Canadian Wheat Board                                          2.019%    5/16/2002             13,000         12,945
Canadian Wheat Board                                          2.737%    3/18/2002            119,629        119,520
KFW International Finance Inc.                                1.631%    6/14/2002             60,000         59,717
KFW International Finance Inc.                                1.762%     6/4/2002             37,000         36,829
KFW International Finance Inc.                                1.918%    5/30/2002             30,000         29,858

15
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
--------------------------------------------------------------------------------------------------------------------
                                                                                                Face         Market
                                                                         Maturity             Amount         Value*
Prime Money Market Fund                                      Yield**         Date              (000)          (000)
--------------------------------------------------------------------------------------------------------------------
KFW International Finance Inc.                                2.068%    4/25/2002              9,225          9,196
KFW International Finance Inc.                                3.303%     3/6/2002             20,000         19,991
Oesterreichische Kontrollbank                                 1.771%     3/6/2002            187,725        187,679
Province of British Columbia                                  2.071%    5/21/2002             31,700         31,554
Province of British Columbia                                  3.222%     3/4/2002             22,025         22,019
Province of Ontario                                           1.796%    6/12/2002             36,385         36,200
Reseau Ferre de France                                        1.775%     4/4/2002             50,000         49,916
Reseau Ferre de France                                        1.877%     6/4/2002             37,000         36,818
Reseau Ferre de France                                        1.887%     6/6/2002             50,000         49,748
                                                                                                     ---------------
                                                                                                          2,169,256
                                                                                                     ---------------
Foreign Industrial (4.5%)
BP Amoco Capital PLC                                          1.807%     5/2/2002            184,583        184,011
Glaxo Wellcome PLC                                            1.624%    3/12/2002             62,400         62,369
Glaxosmithkline Finance PLC                                   1.777%    4/25/2002             85,700         85,468
Nestle Capital Corp.                                          1.795%    4/15/2002             99,500         99,277
Nestle Capital Corp.                                          1.795%    4/16/2002            100,000         99,771
Nestle Capital Corp.                                          1.795%    4/18/2002             41,515         41,416
Nestle Capital Corp.                                          1.798%     5/7/2002            100,000         99,667
Nestle Capital Corp.                                          1.876%    5/20/2002            100,000         99,587
Nestle Capital Corp.                                          2.019%    5/24/2002            175,000        174,183
Nestle Capital Corp.                                          2.136%    6/18/2002            188,575        187,370
Nestle Capital Corp.                                          2.156%    6/26/2002            176,000        174,782
Nestle Capital Corp.                                          2.181%    7/18/2002            294,750        292,303
Nestle Capital Corp.                                          2.267%    4/30/2002              5,000          4,981
TotalFinaElf Capital                                          1.767%    4/29/2002            153,826        153,382
TotalFinaElf Capital                                          1.785%     4/4/2002            108,200        108,018
TotalFinaElf Capital                                          1.785%     4/8/2002            166,540        166,227
TotalFinaElf Capital                                          1.785%    4/25/2002             47,800         47,670
TotalFinaElf Capital                                          1.805%    4/16/2002             97,030         96,807
TotalFinaElf Capital                                           1.88%     3/1/2002             71,093         71,093
TotalFinaElf Capital                                          1.938%    7/26/2002            150,000        148,824
TotalFinaElf Capital                                           2.00%    5/31/2002             82,000         81,590
                                                                                                     ---------------
                                                                                                          2,478,796
                                                                                                     ---------------
Industrial (1.3%)
Chevron U.K. Investment PLC                                   1.828%    3/19/2002             15,000         14,986
Chevron U.K. Investment PLC                                   2.023%    3/14/2002             24,500         24,482
ChevronTexaco Corp.                                           1.793%     4/2/2002            150,000        149,761
Exxon Imperial U.S. Inc.                                      1.763%    3/13/2002             32,000         31,981
Exxon Imperial U.S. Inc.                                      1.772%    3/11/2002             38,060         38,041
Gannett Co.                                                   1.781%     3/5/2002             87,000         86,983
Merck & Co.                                                   2.265%    4/12/2002            100,000         99,739
Pfizer Inc.                                                   1.762%     3/7/2002            149,300        149,256
Pfizer Inc.                                                   1.762%     3/8/2002            100,000         99,966
                                                                                                     ---------------
                                                                                                            695,195
                                                                                                     ---------------
Insurance (1.3%)
Aegon Funding Corp.                                           2.429%     4/1/2002            150,000        149,690
Aegon Funding Corp.                                            2.45%     4/4/2002             49,500         49,387
Metlife Funding                                               1.765%     4/2/2002             79,000         78,876
Prudential Funding                                            1.803%    3/11/2002            200,000        199,900
Prudential PLC                                                1.787%    4/22/2002            212,279        211,733
Prudential PLC                                                1.828%    4/30/2002             21,900         21,834
                                                                                                     ---------------
                                                                                                            711,420
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                Face         Market
                                                                         Maturity             Amount         Value*
                                                             Yield**         Date              (000)          (000)
--------------------------------------------------------------------------------------------------------------------
Utilities
Verizon Global Funding Corp.                                  1.818%     5/3/2002             26,230         26,147
--------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $18,600,711)                                                                18,600,711
--------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (12.2%)
--------------------------------------------------------------------------------------------------------------------
Certificates of Deposit--U.S. Banks (2.7%)
Chase Manhattan Bank                                           1.80%    4/25/2002            100,000        100,000
Citibank, N.A.                                                 1.77%     5/1/2002            200,000        200,000
Citibank, N.A.                                                 1.80%    5/21/2002            150,000        150,000
State Street Bank & Trust                                      1.71%    3/25/2002            250,000        250,000
State Street Bank & Trust                                      1.79%     3/6/2002            300,000        300,000
State Street Bank & Trust                                      1.83%    5/21/2002            250,000        250,000
Wells Fargo Bank, N.A.                                         1.78%    3/26/2002            250,000        250,000
                                                                                                     ---------------
                                                                                                          1,500,000
                                                                                                     ---------------
Yankee Certificates of Deposit--U.S. Branches (9.5%)
ABN-AMRO Bank N.V.                                            1.905%    6/11/2002             39,000         39,004
ABN-AMRO Bank N.V.                                            4.545%    4/17/2002             33,000         33,112
Abbey National PLC                                             1.88%    8/12/2002            250,000        250,000
BNP Paribas                                                    1.74%    4/10/2002            300,000        300,000
BNP Paribas                                                    1.93%    7/25/2002            250,000        250,000
BNP Paribas                                                    1.98%    8/30/2002            250,000        250,000
Bank of Nova Scotia                                            1.78%    3/12/2002            100,000        100,000
Bank of Nova Scotia                                            1.78%    3/14/2002            100,000        100,000
Bank of Montreal                                               1.79%     3/5/2002            250,000        250,000
Bank of Montreal                                               1.79%    3/21/2002             50,000         50,000
Barclays Bank PLC                                              4.60%    4/19/2002            100,000         99,997
Bayerische Landesbank Girozentrale                             1.88%     5/8/2002            159,000        159,009
Credit Agricole Indosuez                                       1.86%    7/31/2002            200,000        200,008
Credit Agricole Indosuez                                       1.92%    7/29/2002            250,000        250,000
Lloyds Bank                                                    1.78%    3/13/2002            250,000        250,000
Lloyds Bank                                                    1.99%    5/31/2002             25,000         25,014
Rabobank Nederlanden                                           3.88%    7/19/2002             50,000         49,969
Rabobank Nederlanden                                          4.135%    5/29/2002            200,000        199,991
Rabobank Nederlanden                                          4.215%    5/16/2002            199,250        199,246
Rabobank Nederlanden                                           4.50%    4/17/2002            200,000        199,998
Rabobank Nederlanden                                           4.60%    4/19/2002             97,000         96,987
Rabobank Nederlanden                                           4.78%    3/11/2002             55,000         55,002
Royal Bank of Scotland PLC                                     2.46%     4/3/2002            400,000        400,000
UBS AG                                                         1.90%     6/6/2002            160,000        160,021
UBS AG                                                         2.01%    5/20/2002            499,850        499,850
UBS AG                                                        3.855%    6/21/2002             15,000         14,989
UBS AG                                                         4.01%     7/2/2002             75,000         74,983
UBS AG                                                         4.03%    6/12/2002            100,000        100,000
UBS AG                                                         4.03%     7/9/2002            150,000        149,995
UBS AG                                                        4.605%    3/28/2002            300,000        299,996
Westpac Banking Corp.                                          1.92%    5/30/2002            100,000        100,010
                                                                                                     ---------------
                                                                                                          5,207,181
                                                                                                     ---------------
--------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $6,707,181)                                                                                        6,707,181
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                Face         Market
                                                                         Maturity             Amount         Value*
Prime Money Market Fund                                      Yield**         Date              (000)          (000)
--------------------------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT (14.7%)
ABN-AMRO Bank N.V.                                             1.87%    6/11/2002            100,000        100,014
ABN-AMRO Bank N.V.                                             2.12%    5/28/2002             80,000         80,039
Abbey National North America                                   4.14%     6/3/2002             50,000         50,009
Abbey National North America                                   4.16%    5/29/2002             50,000         50,002
Abbey National PLC                                             2.35%     4/4/2002             75,000         75,008
Abbey National PLC                                             3.23%    3/12/2002            200,000        200,020
Abbey National PLC                                             4.17%    7/31/2002            100,000        100,008
Abbey National PLC                                             4.17%    7/31/2002             50,000         50,014
Abbey National PLC                                             4.51%    4/17/2002            200,000        200,000
Abbey National PLC                                             4.52%    4/17/2002            191,000        190,978
Bank of Nova Scotia                                           1.805%    3/15/2002            100,000        100,000
Barclays Bank PLC                                              1.88%     5/8/2002            130,000        130,007
Barclays Bank PLC                                              1.88%    5/15/2002             45,000         44,980
Barclays Bank PLC                                              2.13%    5/28/2002            300,000        300,000
Barclays Bank PLC                                              3.32%    3/11/2002             50,000         50,001
Barclays Bank PLC                                              4.11%    5/20/2002             25,000         24,993
Barclays Bank PLC                                              4.43%    4/10/2002             95,000         94,993
Barclays Bank PLC                                              4.61%    3/21/2002             89,000         89,003
Bayerische Landesbank Girozentrale                             1.78%     4/4/2002            135,000        135,005
Bayerische Landesbank Girozentrale                             1.89%    3/11/2002             80,000         80,000
Bayerische Landesbank Girozentrale                             1.90%    3/13/2002             40,000         40,000
Bayerische Landesbank Girozentrale                            2.455%     4/3/2002             86,000         86,002
Deutsche Bank AG                                               1.79%     4/8/2002            300,000        300,000
Deutsche Bank AG                                               2.13%    5/28/2002            500,000        500,000
Dresdner Bank AG                                               1.86%    6/12/2002            200,000        200,000
Dresdner Bank AG                                               2.46%    3/27/2002             50,000         50,000
Dresdner Bank AG                                               2.47%    3/27/2002            100,000        100,001
Dresdner Bank AG                                               2.73%    3/20/2002            100,000        100,000
Dresdner Bank AG                                               3.30%    3/11/2002            200,000        200,000
Dresdner Bank AG                                               3.38%     3/4/2002            100,000        100,004
Dresdner Bank AG                                               3.44%    3/11/2002             50,000         50,007
Halifax PLC                                                    1.96%    8/30/2002            200,000        200,000
Halifax PLC                                                    2.02%    5/31/2002            325,000        325,081
Halifax PLC                                                    2.03%    5/30/2002            200,000        200,000
Halifax PLC                                                    2.15%    4/29/2002            100,000        100,037
Halifax PLC                                                    3.44%    3/11/2002             30,000         30,004
Halifax PLC                                                    4.10%     7/3/2002            200,000        200,007
Halifax PLC                                                    4.10%     7/3/2002             50,000         50,008
Halifax PLC                                                    4.13%    5/31/2002            100,000        100,000
ING Bank                                                       1.88%     7/9/2002            135,000        135,000
ING Bank                                                       1.90%    6/11/2002            300,000        300,000
ING Bank                                                       1.94%    7/31/2002            300,000        300,000
ING Bank                                                       2.46%    3/27/2002            100,000        100,000
ING Bank                                                       2.47%     4/3/2002            100,000        100,000
Landesbank Baden-Wuerttemberg                                  1.69%    6/28/2002             50,000         50,003
Landesbank Baden-Wuerttemberg                                 1.795%     4/8/2002             75,000         75,004
Landesbank Baden-Wuerttemberg                                  1.80%     4/8/2002            200,000        200,012
Landesbank Baden-Wuerttemberg                                  1.91%    6/27/2002            125,000        125,004
Landesbank Baden-Wuerttemberg                                  3.47%     3/7/2002             50,000         50,000
Landesbank Hessen-Thueringen                                   1.81%    6/14/2002             50,000         49,987
Landesbank Hessen-Thueringen                                   1.86%     5/9/2002             98,000         97,989

--------------------------------------------------------------------------------------------------------------------
                                                                                                Face         Market
                                                                         Maturity             Amount         Value*
                                                             Yield**         Date              (000)          (000)
--------------------------------------------------------------------------------------------------------------------
Landesbank Hessen-Thueringen                                   1.99%    9/26/2002            100,000         99,988
Landesbank Hessen-Thueringen                                   2.00%     5/8/2002             25,000         25,006
Lloyds Bank                                                    1.89%    6/24/2002             45,000         44,999
Lloyds Bank                                                    4.08%    5/20/2002             40,000         39,987
National Australia Bank                                        3.40%    3/11/2002             45,000         45,002
Royal Bank of Canada                                           1.86%    7/31/2002             45,000         45,002
Royal Bank of Scotland PLC                                     1.63%    4/18/2002             90,000         89,980
Royal Bank of Scotland PLC                                     1.87%    7/31/2002            400,000        400,000
Societe Generale                                               1.74%    4/10/2002            100,000        100,013
Societe Generale                                               1.78%     4/2/2002             95,000         94,998
Societe Generale                                               1.82%    6/17/2002            225,000        225,000
Societe Generale                                               2.02%    5/20/2002            200,000        200,009
--------------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
 (Cost $8,069,208)                                                                                        8,069,208
--------------------------------------------------------------------------------------------------------------------
OTHER NOTES (6.2%)
Bank of America National Assn.                                 2.45%    3/27/2002            250,000        250,000
Dakota Certificates                                           1.664%     3/8/2002             50,000         49,984
Dakota Certificates                                           1.822%     3/5/2002            100,000         99,980
Dakota Certificates                                           1.822%     3/6/2002            250,000        249,937
Dakota Certificates                                           1.823%    3/18/2002            100,000         99,914
Dakota Certificates                                           1.823%    3/19/2002             25,000         24,977
Dakota Certificates                                           1.823%    3/19/2002             50,000         49,955
Dakota Certificates                                           1.823%    3/19/2002            165,000        164,850
Dakota Certificates                                           1.823%    3/21/2002             60,000         59,939
Emerald Certificates                                          1.753%     3/5/2002              9,600          9,598
Emerald Certificates                                          1.788%    4/10/2002             50,000         49,901
Emerald Certificates                                          1.816%    3/15/2002             47,549         47,516
Emerald Certificates                                          1.823%    3/26/2002             25,000         24,968
Emerald Certificates                                          1.825%     4/9/2002             57,000         56,888
Emerald Certificates                                          1.835%     4/9/2002             20,000         19,960
Emerald Certificates                                          1.843%    3/20/2002            100,000         99,903
Emerald Certificates                                          1.848%    4/24/2002             50,000         49,862
Emerald Certificates                                          1.848%     5/2/2002            150,000        149,525
Emerald Certificates                                          1.848%    5/20/2002             99,500         99,093
Emerald Certificates                                          1.854%    3/20/2002             18,000         17,982
Emerald Certificates                                          1.858%    3/14/2002            115,000        114,923
Emerald Certificates                                          1.858%    3/14/2002             55,000         54,963
Emerald Certificates                                          1.888%     5/1/2002            100,000         99,681
NewCastle Certificates                                        1.817%    3/25/2002            138,225        138,058
NewCastle Certificates                                        1.822%    3/20/2002            104,700        104,599
NewCastle Certificates                                        1.822%    3/26/2002             50,000         49,937
NewCastle Certificates                                        1.823%    3/27/2002             20,000         19,974
NewCastle Certificates                                        1.823%     4/2/2002            150,000        149,757
NewCastle Certificates                                        1.825%     4/4/2002            209,749        209,388
SMM Trust                                                     1.901%    3/19/2002             55,000         55,000
Wells Fargo Bank, NA                                           1.74%    3/11/2002            300,000        300,000
Wells Fargo Bank, NA                                           1.78%     3/7/2002            250,000        250,000
Wells Fargo Bank, NA                                           1.78%     4/9/2002            150,000        150,000
--------------------------------------------------------------------------------------------------------------------
TOTAL OTHER NOTES
 (Cost $3,371,012)                                                                                        3,371,012
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                Face         Market
                                                                         Maturity             Amount         Value*
Prime Money Market Fund                                      Yield**         Date              (000)          (000)
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
Obligations in a Pooled Cash Account
(Cost $20,636)                                                 1.89%     3/1/2002             20,636         20,636
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
 (Cost $54,721,058)                                                                                      54,721,058
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                        460,208
Liabilities                                                                                                (390,054)
                                                                                                     ---------------
                                                                                                             70,154
                                                                                                     ---------------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                       $54,791,212
====================================================================================================================
*See Note A in Notes to Financial Statements.
**Represents  annualized yield at date of purchase for discount securities,  and coupon for coupon-bearing securities.
(1) Adjustable Rate Note.

--------------------------------------------------------------------------------
AT FEBRUARY 28, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                         Amount
                                                                          (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                    $ 54,789,269
Undistributed Net Investment Income                                          --
Accumulated Net Realized Gains                                            1,943
--------------------------------------------------------------------------------
NET ASSETS                                                          $54,791,212
================================================================================

Investor Shares--Net Assets
Applicable to 50,629,454,896 outstanding                                  $.001
 par value shares of beneficial interest (unlimited authorization)  $50,631,293
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                               $1.00
================================================================================

Institutional Shares--Net Assets
Applicable to 4,159,796,313 outstanding                                   $.001
 par value shares of beneficial interest (unlimited authorization)   $4,159,919
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                          $1.00
================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                  Face       Market
                                                                            Maturity            Amount       Value*
Federal Money Market Fund                                     Yield**           Date             (000)        (000)
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (88.5%)
--------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank                                       2.077%       7/8/2002             4,485        4,452
Federal Home Loan Bank                                         1.697%       3/3/2002(1)        375,000      374,846
Federal Home Loan Bank                                          1.72%      3/13/2002(1)        375,000      374,922
Federal Home Loan Bank                                          1.76%      5/19/2002(1)        330,000      329,874
Federal Home Loan Bank                                         1.767%      5/17/2002            65,000       64,755
Federal Home Loan Bank                                         1.767%      5/22/2002            50,000       49,800
Federal Home Loan Bank                                         1.767%      5/24/2002           262,000      260,924
Federal Home Loan Bank                                   1.768-1.777%      5/29/2002           597,827      595,221
Federal Home Loan Bank                                         2.202%      3/28/2002            23,500       23,462
Federal Home Loan Bank                                         2.203%       4/3/2002            34,000       33,932
Federal Home Loan Bank                                         2.213%       4/5/2002            23,000       22,951
Federal Home Loan Bank                                          2.25%      1/29/2003            50,000       49,996
Federal Home Loan Bank                                   2.213-2.357%       4/1/2002            80,487       80,328
Federal Home Loan Bank                                         2.412%      3/27/2002           160,000      159,725
Federal Home Loan Bank                                          7.25%      5/15/2002           105,000      105,624
Federal Home Loan Mortgage Corp.                               1.837%      6/20/2002           100,000       99,439
Federal Home Loan Mortgage Corp.                               2.086%       7/1/2002            19,000       18,867
Federal Home Loan Mortgage Corp.                               2.133%     12/27/2002            60,000       58,951
Federal Home Loan Mortgage Corp.                               2.213%      4/12/2002           166,977      166,550
Federal Home Loan Mortgage Corp.                               2.214%      4/18/2002            99,700       99,409
Federal Home Loan Mortgage Corp.                               2.214%      4/25/2002           150,000      149,613
Federal Home Loan Mortgage Corp.                               2.451%     10/10/2002            21,691       21,369
Federal Home Loan Mortgage Corp.                         3.567-3.631%      7/18/2002           150,000      147,979
Federal Home Loan Mortgage Corp.                               4.057%      5/23/2002           510,986      508,913
Federal Home Loan Mortgage Corp.                               4.386%      3/28/2002           140,000      139,753
Federal Home Loan Mortgage Corp.                               6.625%      8/15/2002            19,892       20,320
Federal National Mortgage Assn.                                 1.63%      4/27/2002(1)        175,000      174,906
Federal National Mortgage Assn.                                1.664%      4/14/2002(1)        295,000      294,873
Federal National Mortgage Assn.                                1.681%      4/10/2002           150,000      149,721
Federal National Mortgage Assn.                                1.755%       3/4/2002(1)        450,000      449,910
Federal National Mortgage Assn.                                1.757%       3/4/2002(1)        200,000      199,954
Federal National Mortgage Assn.                                1.767%      5/22/2002           100,000       99,599
Federal National Mortgage Assn.                                1.917%       5/9/2002           153,880      153,320
Federal National Mortgage Assn.                          2.203-2.223%       4/4/2002           270,000      269,442
Federal National Mortgage Assn.                                2.206%     11/29/2002            73,649       72,443
Federal National Mortgage Assn.                                 2.39%     10/15/2002            85,000       83,740
Federal National Mortgage Assn.                                 2.45%      10/4/2002             5,000        4,928
Federal National Mortgage Assn.                                2.453%     10/18/2002            25,000       24,615
Federal National Mortgage Assn.                                3.397%       3/7/2002            75,000       74,958
Federal National Mortgage Assn.                                3.565%      7/12/2002            48,900       48,277
Federal National Mortgage Assn.                           3.57-3.634%      7/26/2002           124,840      123,057
Federal National Mortgage Assn.                                4.184%      4/19/2002           125,000      124,378
Federal National Mortgage Assn.                                4.188%       4/5/2002            19,775       19,697
U.S. Treasury Bill                                             1.856%      6/20/2002           250,000      248,582
--------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $6,578,375)                                                                                        6,578,375
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                  Face       Market
                                                                            Maturity            Amount       Value*
Federal Money Market Fund                                     Yield**           Date             (000)        (000)
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (23.0%)
--------------------------------------------------------------------------------------------------------------------
Collateralized by U.S. Government
 Obligations in a Pooled Cash Account                           1.89%       3/1/2002            37,514       37,514
Deutsche Bank Alex Brown
 (Dated 2/28/2002, Repurchase Value $285,015,000
 Collateralized by Federal Home Loan Mortgage Corp.
 Discount Note, 5/31/2002)                                      1.90%       3/1/2002           285,000      285,000
J.P. Morgan Securities Inc.
 (Dated 2/28/2002, Repurchase Value $700,037,000
 Collateralized by Federal National Mortgage Assn.,
 5.25%, 6/15/2006)                                              1.90%       3/1/2002           700,000      700,000
Societe Generale (NY) Bank
 (Dated 2/28/2002, Repurchase Value $690,536,000
 Collateralized by Federal Home Loan Bank,
 7.10%, 3/22/2016;
 Federal Home Loan Mortgage Corp.,
 3.25%-6.88%, 1/15/2004-9/15/2010;
 Federal Home Loan Mortgage Corp.
 Discount Note, 5/31/2002;
 Federal National Mortgage Assn.,
 2.96%-5.00%, 11/29/2003-12/26/2006;
 Federal National Mortgage Assn.
 Discount Note, 12/13/2002)                                     1.90%       3/1/2002           690,500      690,500
--------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $1,713,014)                                                                                        1,713,014
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (111.5%)
 (Cost $8,291,389)                                                                                        8,291,389
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-11.5%)
--------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         39,798
Payables for Investment Securities Purchased                                                               (856,145)
Other Liabilities                                                                                           (39,812)
                                                                                                       -------------
                                                                                                           (856,159)
                                                                                                       -------------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------
Applicable to 7,435,409,891 outstanding $.001 par value shares of beneficial interest
 (unlimited authorization)                                                                               $7,435,230
====================================================================================================================
NET ASSET VALUE PER SHARE $1.00
====================================================================================================================
*See Note A in Notes to Financial Statements.
**Represents  annualized yield at date of purchase for discount securities,  and coupon for coupon-bearing securities.
(1) Adjustable Rate Note.

--------------------------------------------------------------------------------------------------------------------
AT FEBRUARY 28, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------
                                                                                                Amount          Per
                                                                                                 (000)        Share
--------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                             $7,435,439        $1.00
Undistributed Net Investment Income                                                                 --           --
Accumulated Net Realized Losses                                                                   (209)          --
NET ASSETS                                                                                  $7,435,230        $1.00
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                  Face       Market
                                                                            Maturity            Amount       Value*
Treasury Money Market Fund                                    Yield**           Date             (000)        (000)
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (99.9%)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                                             1.550%-2.194%     4/18/2002     321,703      320,807
U.S. Treasury Bill                                             1.677%-2.148%     4/25/2002     245,000      244,347
U.S. Treasury Bill                                             1.677%-2.583%     3/21/2002     371,931      371,507
U.S. Treasury Bill                                             1.680%-3.162%     3/14/2002     135,168      135,049
U.S. Treasury Bill                                              1.687%-3.35%      3/7/2002     440,325      440,165
U.S. Treasury Bill                                             1.689%-1.716%      4/4/2002     349,990      349,432
U.S. Treasury Bill                                              1.693%-1.76%      6/6/2002     109,631      109,134
U.S. Treasury Bill                                             1.707%-1.822%     3/28/2002     279,743      279,381
U.S. Treasury Bill                                             1.714%-1.773%     7/11/2002     170,000      168,926
U.S. Treasury Bill                                             1.717%-2.013%     5/16/2002     192,342      191,571
U.S. Treasury Bill                                                    1.719%     7/18/2002     200,000      198,683
U.S. Treasury Bill                                             1.727%-2.009%     5/23/2002     544,299      541,991
U.S. Treasury Bill                                             1.737%-1.784%      5/2/2002     107,223      106,897
U.S. Treasury Bill                                             1.742%-1.747%     5/30/2002     310,000      308,653
U.S. Treasury Bill                                             1.745%-1.775%     6/13/2002     233,543      232,371
U.S. Treasury Bill                                             1.826%-1.829%     8/15/2002     150,000      148,739
U.S. Treasury Bill                                             1.831%-1.846%      8/8/2002     240,000      238,053
U.S. Treasury Bill                                             1.898%-2.012%      5/9/2002     337,000      335,770
U.S. Treasury Bill                                             2.136%-2.148%     4/11/2002      97,207       96,972
U.S. Treasury Inflation-Indexed Note                                  3.625%     7/15/2002      44,132       44,482
--------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $4,862,930)                                                                                        4,862,930
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         22,578
Liabilities                                                                                                 (15,837)
                                                                                                       -------------
                                                                                                              6,741
                                                                                                       -------------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------
Applicable to 4,869,164,495 outstanding $.001 par value shares of beneficial interest
 (unlimited authorization)                                                                               $4,869,671
====================================================================================================================
NET ASSET VALUE PER SHARE                                                                                     $1.00
====================================================================================================================
*See Note A in Notes to Financial Statements.
**Represents  annualized yield at date of purchase for discount securities,  and coupon for coupon-bearing securities.

--------------------------------------------------------------------------------------------------------------------
AT FEBRUARY 28, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------
                                                                                                Amount          Per
                                                                                                 (000)        Share
--------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                             $4,869,184        $1.00
Undistributed Net Investment Income                                                                 --           --
Accumulated Net Realized Gains                                                                     487           --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $4,869,671        $1.00
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                                  Face       Market
                                                                            Maturity            Amount       Value*
Admiral Treasury Money Market Fund                            Yield**           Date             (000)        (000)
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (99.5%)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                                         1.586%-2.194%    4/18/2002        606,532        604,897
U.S. Treasury Bill                                          1.656%-3.35%     3/7/2002      1,244,681      1,244,255
U.S. Treasury Bill                                         1.666%-1.716%     4/4/2002        572,995        572,081
U.S. Treasury Bill                                         1.677%-2.148%    4/25/2002        330,000        329,117
U.S. Treasury Bill                                          1.68%-3.162%    3/14/2002        315,250        314,978
U.S. Treasury Bill                                          1.693%-1.76%     6/6/2002        234,512        233,447
U.S. Treasury Bill                                         1.696%-2.583%    3/21/2002        700,173        699,398
U.S. Treasury Bill                                         1.707%-1.822%    3/28/2002        630,889        630,071
U.S. Treasury Bill                                         1.714%-1.773%    7/11/2002        502,227        499,040
U.S. Treasury Bill                                         1.717%-2.013%    5/16/2002        414,287        412,631
U.S. Treasury Bill                                                1.719%    7/18/2002        200,000        198,683
U.S. Treasury Bill                                         1.727%-2.009%    5/23/2002        890,000        886,181
U.S. Treasury Bill                                         1.737%-1.784%     5/2/2002        212,097        211,451
U.S. Treasury Bill                                         1.742%-1.747%    5/30/2002        790,000        786,570
U.S. Treasury Bill                                         1.745%-1.775%    6/13/2002        495,000        492,507
U.S. Treasury Bill                                         1.826%-1.829%    8/15/2002        270,000        267,732
U.S. Treasury Bill                                         1.831%-1.846%     8/8/2002        600,000        595,132
U.S. Treasury Bill                                         1.898%-2.012%     5/9/2002        588,000        585,853
U.S. Treasury Bill                                         2.136%-2.204%    4/11/2002        237,556        236,980
U.S. Treasury Inflation-Indexed Note                              3.625%    7/15/2002         66,199         66,724
--------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $9,867,728)                                                                                        9,867,728
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
--------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         68,815
Liabilities                                                                                                 (20,175)
                                                                                                       -------------
                                                                                                             48,640
                                                                                                       -------------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------
Applicable to 9,916,065,967 outstanding $.001 par value shares of beneficial interest
 (unlimited authorization)                                                                               $9,916,368
====================================================================================================================
NET ASSET VALUE PER SHARE                                                                                     $1.00
====================================================================================================================
*See Note A in Notes to Financial Statements.
**Represents  annualized yield at date of purchase for discount securities,  and coupon for coupon-bearing securities.

--------------------------------------------------------------------------------------------------------------------
AT FEBRUARY 28, 2002, NET ASSETS CONSISTED OF:

                                                                                                Amount          Per
                                                                                                 (000)        Share
--------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                             $9,916,066        $1.00
Undistributed Net Investment Income                                                                 --           --
Accumulated Net Realized Gains                                                                     302           --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $9,916,368        $1.00
====================================================================================================================

Statement of Operations

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) on investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal and Unrealized Appreciation (Depreciation) should be zero.


--------------------------------------------------------------------------------
                                        Prime Money            Federal Money
                                        Market Fund             Market Fund
                                       -------------         -----------------
                                          Six Months Ended February 28, 2002
                                       ---------------------------------------
                                           (000)                   (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Interest                              $ 752,509                $101,115
--------------------------------------------------------------------------------
  Total Income                           752,509                 101,115
--------------------------------------------------------------------------------
Expenses
 The Vanguard Group--Note B
  Investment Advisory Services             3,770                     467
  Management and Administrative
   Investor Shares                        74,146                  10,388
   Institutional Shares*                   1,812                      --
  Marketing and Distribution
   Investor Shares                         4,901                     646
   Institutional Shares*                     369                      --
 Custodian Fees                              438                      54
 Auditing Fees                                 4                       4
 Shareholders' Reports
  Investor Shares                            296                      33
  Institutional Shares*                        1                      --
 Trustees' Fees and Expenses                  23                       3
--------------------------------------------------------------------------------
  Total Expenses                          85,760                  11,595
  Expenses Paid Indirectly--Note C           (29)                     (5)
--------------------------------------------------------------------------------
  Net Expenses                            85,731                  11,590
NET INVESTMENT INCOME                    666,778                  89,525
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 ON INVESTMENT SECURITIES SOLD             1,299                    (135)
--------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENT SECURITIES                     --                      --
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $668,077                $ 89,390
================================================================================
*Only the Prime Money Market Fund offers Institutional Shares.

--------------------------------------------------------------------------------
                                       Treasury         Admiral Treasury
                               Money Market Fund       Money Market Fund
                              ------------------       -----------------
                                    Six Months Ended February 28, 2002
                                           (000)                   (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Interest                                $64,449                $121,497
  Total Income 64,449 121,497
Expenses
 The Vanguard Group--Note B
  Investment Advisory Services               324                     597
  Management and Administrative
   Investor Shares                         7,073                   5,298
   Institutional Shares*                      --                      --
  Marketing and Distribution
   Investor Shares                           449                     811
   Institutional Shares*                      --                      --
 Custodian Fees                               37                      64
 Auditing Fees                                 4                       4
 Shareholders' Reports
  Investor Shares                             13                       6
  Institutional Shares*                       --                      --
 Trustees' Fees and Expenses                   2                       3
  Total Expenses                           7,902                   6,783
  Expenses Paid Indirectly--Note C            (8)                     (4)
  Net Expenses                             7,894                   6,779
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                     56,555                 114,718
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 ON INVESTMENT SECURITIES SOLD              (151)                   (301)
--------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENT SECURITIES                     --                      --
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $56,404                $114,417
================================================================================
*Only the Prime Money Market Fund offers Institutional Shares.

Statement of Changes in Net Assets

This Statement shows how each fund's total net assets changed during the three most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Dividends from Net Investment Income generally equal the net income earned as shown under the Operations section. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. Dividends and Capital Share Transactions are shown separately for each class of shares.

----------------------------------------------------------------------------------------------------------------
                                                                  Prime Money Market Fund

                                       -------------------------------------------------------------------------
                                       Six Months Ended               Dec. 1, 2000, to               Year Ended
                                          Feb. 28, 2002                  Aug. 31, 2001            Nov. 30, 2000
                                                  (000)                          (000)                    (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net Investment Income                        $ 666,778                    $ 1,933,265              $ 2,726,710
 Realized Net Gain (Loss)                         1,299                          1,660                     (957)
 Unrealized Appreciation (Depreciation)              --                             --                       --
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                    668,077                      1,934,925                2,725,753
----------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income
 Investor Shares                               (614,768)                    (1,806,648)              (2,598,933)
 Institutional Shares                           (52,010)                      (126,617)                (127,777)
----------------------------------------------------------------------------------------------------------------
  Total Dividends                              (666,778)                    (1,933,265)              (2,726,710)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Investor Shares (at $1.00)
 Issued                                      25,332,871                     41,966,721               60,007,872
 Issued in Lieu of Cash Distributions           593,712                      1,743,950                2,506,609
 Redeemed                                   (25,792,090)                   (38,934,982)             (56,225,638)
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)--Investor Shares      134,493                      4,775,689                6,288,843
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Institutional Shares (at $1.00)
 Issued                                       2,981,550                      4,795,545                4,911,250
 Issued in Lieu of Cash Distributions            46,534                        114,306                  105,745
 Redeemed                                    (2,718,102)                    (3,720,313)              (4,132,514)
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)--Institutional Shares 309,982                      1,189,538                  884,481
----------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                      445,774                      5,966,887                7,172,367
----------------------------------------------------------------------------------------------------------------
Net Assets
 Beginning of Period                         54,345,438                     48,378,551               41,206,184
----------------------------------------------------------------------------------------------------------------
 End of Period                              $54,791,212                    $54,345,438              $48,378,551
================================================================================================================

----------------------------------------------------------------------------------------------------------------
                                                               Federal Money Market Fund
                                       -------------------------------------------------------------------------
                                       Six Months Ended               Dec. 1, 2000, to               Year Ended
                                          Feb. 28, 2002                  Aug. 31, 2001            Nov. 30, 2000
                                                  (000)                          (000)                    (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net Investment Income                         $ 89,525                      $ 220,799                $ 320,605
 Realized Net Gain (Loss)                          (135)                            39                     (202)
 Unrealized Appreciation (Depreciation)              --                             --                       --
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                     89,390                        220,838                  320,403
----------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income            (89,525)                      (220,799)                (320,605)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00)
 Issued                                       4,293,578                      4,217,035                4,999,148
 Issued in Lieu of Cash Distributions            85,979                        213,223                  309,916
 Redeemed                                    (3,471,351)                    (3,398,529)              (5,056,665)
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                   908,206                      1,031,729                  252,399
  Total Increase (Decrease)                     908,071                      1,031,768                  252,197
Net Assets
 Beginning of Period                          6,527,159                      5,495,391                5,243,194
----------------------------------------------------------------------------------------------------------------
 End of Period                               $7,435,230                     $6,527,159               $5,495,391
================================================================================================================


----------------------------------------------------------------------------------------------------------------
                                                                Treasury Money Market Fund
                                       -------------------------------------------------------------------------
                                       Six Months Ended               Dec. 1, 2000, to               Year Ended
                                          Feb. 28, 2002                  Aug. 31, 2001            Nov. 30, 2000
                                                  (000)                          (000)                    (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net Investment Income                         $ 56,555                      $ 151,111                $ 236,478
 Realized Net Gain (Loss)                          (151)                           333                      (63)
 Unrealized Appreciation (Depreciation)              --                             --                       --
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                     56,404                        151,444                  236,415
----------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income            (56,555)                      (151,111)                (236,478)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00)
 Issued                                       2,523,092                      3,215,386                4,487,949
 Issued in Lieu of Cash Distributions            54,576                        145,395                  226,933
 Redeemed                                    (2,160,404)                    (3,015,404)              (5,200,585)
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                   417,264                        345,377                 (485,703)
----------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                       417,113                        345,710                 (485,766)

Net Assets
 Beginning of Period                          4,452,558                      4,106,848                4,592,614
----------------------------------------------------------------------------------------------------------------
 End of Period                               $4,869,671                     $4,452,558               $4,106,848
================================================================================================================

----------------------------------------------------------------------------------------------------------------
                                                        Admiral Treasury Money Market Fund
                                         -----------------------------------------------------------------------
                                         Six Months Ended              Feb 1, 2001, to               Year Ended
                                            Feb. 28, 2002                Aug. 31, 2001            Jan. 31, 2001
                                                    (000)                        (000)                    (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net Investment Income                          $ 114,718                    $ 189,966                $ 354,777
 Realized Net Gain (Loss)                            (301)                         334                      242
 Unrealized Appreciation (Depreciation)                --                           --                       --
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                      114,417                      190,300                  355,019
----------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income             (114,718)                    (189,966)                (354,777)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00)
 Issued                                         6,160,730                    4,184,073                6,262,217
 Issued in Lieu of Cash Distributions             110,308                      182,310                  338,705
 Redeemed                                      (4,205,789)                  (3,261,575)              (5,502,682)
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                   2,065,249                    1,104,808                1,098,240
----------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                       2,064,948                    1,105,142                1,098,482
----------------------------------------------------------------------------------------------------------------
Net Assets
 Beginning of Period                            7,851,420                    6,746,278                5,647,796
----------------------------------------------------------------------------------------------------------------
 End of Period                                 $9,916,368                   $7,851,420               $6,746,278
================================================================================================================

Financial Highlights

Each fund's objective is to maintain a constant net asset value of $1.00 per share by distributing all of the fund's net investment income and avoiding capital gains or losses. The financial highlights table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess the variability of net income returns from year to year and how much it costs to operate the fund.

Prime Money Market Fund Investor Shares
--------------------------------------------------------------------------------------------------------------------
                                        Six Months Dec. 1,
                                                     Ended   2000, to             Year Ended November 30,
For a Share Outstanding                           Feb. 28,   Aug. 31,   --------------------------------------------
Throughout Each Period                                2002       2001      2000      1999      1998     1997   1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $1.00      $1.00     $1.00     $1.00     $1.00    $1.00  $1.00
--------------------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                                .012       .037      .060      .049      .053     .053   .052
 Net Realized and Unrealized Gain (Loss)
  on Investments                                        --         --        --        --        --       --     --
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    .012       .037      .060      .049      .053     .053   .052
--------------------------------------------------------------------------------------------------------------------
Distributions
 Dividends from Net Investment Income                (.012)     (.037)    (.060)    (.049)    (.053)   (.053) (.052)
 Distributions from Realized Capital Gains              --         --        --        --        --       --     --
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                (.012)     (.037)    (.060)    (.049)    (.053)   (.053) (.052)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $1.00      $1.00     $1.00     $1.00     $1.00    $1.00  $1.00
====================================================================================================================
Total Return                                         1.22%      3.78%     6.21%     4.97%     5.42%    5.41%  5.31%
====================================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)              $50,631    $50,495   $45,719   $39,430   $33,732  $26,480$22,218
 Ratio of Total Expenses to
  Average Net Assets                                 0.33%*    0.33%*     0.33%     0.33%     0.33%    0.32%  0.32%
 Ratio of Net Investment Income to
  Average Net Assets                                2.44%*     4.92%*     6.04%     4.85%     5.28%    5.28%  5.18%
====================================================================================================================
*Annualized.

Prime Money Market Fund Institutional Shares
--------------------------------------------------------------------------------------------------------------------
                                        Six Months Dec. 1,
                                                     Ended   2000, to             Year Ended November 30,
For a Share Outstanding                           Feb. 28,   Aug. 31,   --------------------------------------------
Throughout Each Period                                2002       2001      2000      1999      1998     1997   1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $1.00      $1.00     $1.00     $1.00     $1.00    $1.00  $1.00
--------------------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                                .013       .039      .062      .050      .055     .054   .054
 Net Realized and Unrealized Gain (Loss) on Investments --         --        --        --        --       --     --
  Total from Investment Operations                     .013       .039      .062      .050      .055     .054   .054
Distributions
 Dividends from Net Investment Income                (.013)     (.039)    (.062)    (.050)    (.055)   (.054) (.054)
 Distributions from Realized Capital Gains              --         --        --        --        --       --     --
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                (.013)     (.039)    (.062)    (.050)    (.055)   (.054) (.054)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $1.00      $1.00     $1.00     $1.00     $1.00    $1.00  $1.00
====================================================================================================================
Total Return                                         1.32%      3.93%     6.39%     5.15%     5.61%    5.59%  5.49%
====================================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)               $4,160     $3,850    $2,660    $1,776    $1,143     $951   $910
 Ratio of Total Expenses to
  Average Net Assets                                0.12%*     0.13%*     0.15%     0.15%     0.15%    0.15%  0.15%
 Ratio of Net Investment Income to
  Average Net Assets                                2.62%*     5.03%*     6.24%     5.04%     5.46%    5.44%  5.35%
====================================================================================================================
*Annualized.

Federal Money Market Fund
--------------------------------------------------------------------------------------------------------------------
                                        Six Months Dec. 1,
                                                     Ended   2000, to             Year Ended November 30,
For a Share Outstanding                           Feb. 28,   Aug. 31,   --------------------------------------------
Throughout Each Period                                2002       2001      2000      1999      1998     1997   1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $1.00      $1.00     $1.00     $1.00     $1.00    $1.00  $1.00
--------------------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                                .013       .037      .059      .048      .052     .052   .051
 Net Realized and Unrealized Gain (Loss) on Investments --         --        --        --        --       --     --
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    .013       .037      .059      .048      .052     .052   .051
--------------------------------------------------------------------------------------------------------------------
Distributions
 Dividends from Net Investment Income                (.013)     (.037)    (.059)    (.048)    (.052)   (.052) (.051)
 Distributions from Realized Capital Gains              --         --        --        --        --       --     --
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                (.013)     (.037)    (.059)    (.048)    (.052)   (.052) (.051)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $1.00      $1.00     $1.00     $1.00     $1.00    $1.00  $1.00
====================================================================================================================
Total Return                                         1.28%      3.78%     6.11%     4.89%     5.35%    5.35%  5.26%
====================================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)               $7,435     $6,527    $5,495    $5,243    $4,263   $3,495 $3,100
 Ratio of Total Expenses to
  Average Net Assets                                0.33%*     0.33%*     0.33%     0.33%     0.33%    0.32%  0.32%
 Ratio of Net Investment Income to
  Average Net Assets                                2.55%*     4.92%*     5.94%     4.79%     5.21%    5.22%  5.13%
====================================================================================================================
*Annualized.

Treasury Money Market Fund
--------------------------------------------------------------------------------------------------------------------
                                        Six Months Dec. 1,
                                                     Ended   2000, to             Year Ended November 30,
For a Share Outstanding                           Feb. 28,   Aug. 31,   --------------------------------------------
Throughout Each Period                                2002       2001      2000      1999      1998     1997   1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $1.00      $1.00     $1.00     $1.00     $1.00    $1.00  $1.00
--------------------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                                .012       .035      .056      .044      .050     .050   .050
 Net Realized and Unrealized Gain (Loss) on Investments --         --        --        --        --       --     --
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    .012       .035      .056      .044      .050     .050   .050
--------------------------------------------------------------------------------------------------------------------
Distributions
 Dividends from Net Investment Income                (.012)     (.035)    (.056)    (.044)    (.050)   (.050) (.050)
 Distributions from Realized Capital Gains              --         --        --        --        --       --     --
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                (.012)     (.035)    (.056)    (.044)    (.050)   (.050) (.050)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $1.00      $1.00     $1.00     $1.00     $1.00    $1.00  $1.00
====================================================================================================================
Total Return                                         1.19%      3.58%     5.70%     4.51%     5.06%    5.10%  5.11%
====================================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)               $4,870     $4,453    $4,107    $4,593    $3,942   $3,237 $2,917
 Ratio of Total Expenses to
  Average Net Assets                                0.33%*     0.33%*     0.33%     0.33%     0.33%    0.32%  0.32%
 Ratio of Net Investment Income to
  Average Net Assets                                2.36%*     4.68%*     5.53%     4.41%     4.94%    4.98%  4.99%
====================================================================================================================
*Annualized.

Admiral Treasury Money Market Fund
--------------------------------------------------------------------------------------------------------------------
                                        Six Months Dec. 1,
                                                     Ended   2000, to             Year Ended November 30,
For a Share Outstanding                           Feb. 28,   Aug. 31,   --------------------------------------------
Throughout Each Period                                2002       2001      2000      1999      1998     1997   1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $1.00      $1.00     $1.00     $1.00     $1.00    $1.00  $1.00
--------------------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                                .013       .026      .059      .047      .050     .052   .051
 Net Realized and Unrealized Gain (Loss) on Investments --         --        --        --        --       --     --
  Total from Investment Operations                    .013       .026      .059      .047      .050     .052   .051
Distributions
 Dividends from Net Investment Income                (.013)     (.026)    (.059)    (.047)    (.050)   (.052) (.051)
 Distributions from Realized Capital Gains              --         --        --        --        --       --     --
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                (.013)     (.026)    (.059)    (.047)    (.050)   (.052) (.051)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $1.00      $1.00     $1.00     $1.00     $1.00    $1.00  $1.00
====================================================================================================================
Total Return                                         1.26%      2.65%     6.07%     4.79%     5.12%    5.31%  5.24%
====================================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)               $9,916     $7,851    $6,746    $5,648    $5,057   $3,880 $3,247
 Ratio of Total Expenses to
  Average Net Assets                                0.15%*     0.15%*     0.15%     0.15%     0.15%    0.15%  0.15%
 Ratio of Net Investment Income to
  Average Net Assets                                2.48%*     4.49%*     5.90%     4.69%     4.97%    5.20%  5.12%
====================================================================================================================
*Annualized.

Notes to Financial Statements

Vanguard Money Market Funds comprise the Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund and Admiral Treasury Money Market Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The Prime Money Market Fund invests in short-term debt instruments of companies primarily operating in specific industries; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. The Federal Money Market Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Treasury Money Market Fund and the Admiral Treasury Money Market Fund invest in short- term debt instruments backed by the full faith and credit of the U.S. government. Effective in 2001, the Prime, Federal, and Treasury Money Market Funds' fiscal year-end changed from November 30 to August 31, and the Admiral Treasury Money Market Fund's fiscal year-end changed from January 31 to August 31.
     The Prime Money Market Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. Security Valuation: Securities are valued at amortized cost, which approximates market value.
     2. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. Repurchase Agreements: The Prime Money Market and Federal Money Market Funds, along with other members of The Vanguard Group, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. These funds may also invest directly in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. Dividends from net investment income are declared daily and paid on the first business day of the following month.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At February 28, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
             Capital Contribution         Percentage          Percentage of
                      to Vanguard            of Fund             Vanguard's
Money Market Fund           (000)         Net Assets         Capitalization
--------------------------------------------------------------------------------
Prime                     $10,080              0.02%                 10.08%
Federal                     1,333              0.02                   1.33
Treasury                      891              0.02                   0.89
Admiral Treasury            1,841              0.02                   1.84
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian bank has agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended February 28, 2002, custodian fee offset arrangements reduced expenses by:

----------------------------------
                Expense Reduction
Money Market Fund           (000)
----------------------------------
Prime                         $29
Federal                         5
Treasury                        8
Admiral Treasury                4
----------------------------------

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

--------------------------------------------------------------------------------
Trustees (Year Elected)

John J. Brennan (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

Charles D. Ellis (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business-strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (2001)
Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; and Trustee of Drexel University.

JoAnn Heffernan Heisen (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

Alfred M. Rankin, Jr. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), The Mead Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS
R. Gregory Barton
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.
F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.
Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.
Ralph K. Packard, Finance.
Ian A. MacKinnon, Fixed Income Group.
George U. Sauter, Quantitative Equity Group.
--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

[VANGUARD SHIP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

ABOUT OUR COVER
Our cover photographs were taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photographs are copyrighted by Mr. Kahn.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

Standard & Poor's 500 and S&P(R) are  trademarks of The  McGraw-Hill  Companies,
Inc.

All other marks are the property of their respective owners.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(TM). Prospectuses may also be viewed online.

World Wide Web
www.vanguard.com

Fund Information
1-800-662-7447

Direct Investor Account Services
1-800-662-2739

Institutional Investor Services
1-800-523-1036

Text Telephone
1-800-952-3335

(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q302 042002